AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 87.6%
Common Stocks — 67.6%
Aerospace & Defense — 1.0%
Boeing Co. (The)	361	$ 137,350
Cubic Corp.	5,077	357,573
Huntington Ingalls Industries, Inc.	2,633	557,643
Kratos Defense & Security Solutions, Inc.*	7,197	133,828
L3Harris Technologies, Inc.	11,836	2,469,463
Lockheed Martin Corp.	2,600	1,014,156
Northrop Grumman Corp.	6,103	2,287,343
TransDigm Group, Inc.	1,943	1,011,662
United Technologies Corp.	10,152	1,385,951
		9,354,969
Air Freight & Logistics — 0.0%
Yamato Holdings Co. Ltd. (Japan)	24,500	369,823
Airlines — 0.2%
Alaska Air Group, Inc.	4,564	296,249
Delta Air Lines, Inc.	12,468	718,157
Ryanair Holdings PLC (Ireland), ADR*	6,340	420,849
		1,435,255
Auto Components — 0.4%
Aptiv PLC	8,828	771,744
Hella GmbH & Co. KGaA (Germany)	3,432	153,328
Koito Manufacturing Co. Ltd. (Japan)	19,700	969,263
Lear Corp.	4,907	578,535
Stoneridge, Inc.*	11,512	356,527
Visteon Corp.*(a)	5,877	485,087
		3,314,484
Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	855,900	398,971
Harley-Davidson, Inc.(a)	11,749	422,611
		821,582
Banks — 4.2%
Absa Group Ltd. (South Africa)	61,612	622,642
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	84,415	180,443
AIB Group PLC (Ireland)	258,212	768,149
Banco Bradesco SA (Brazil), ADR	88,098	717,118
Bancolombia SA (Colombia), ADR	4,002	197,899
Bank of Hawaii Corp.	4,433	380,928
Bank OZK	4,558	124,297
Barclays PLC (United Kingdom)	311,180	574,240
BB&T Corp.(a)	32,895	1,755,606
BNP Paribas SA (France)	31,215	1,520,319
Brookline Bancorp, Inc.	18,484	272,269
Cathay General Bancorp	7,976	277,046
China Construction Bank Corp. (China) (Class H Stock)	862,000	656,979
Citigroup, Inc.	36,330	2,509,676
Comerica, Inc.	8,851	584,077
Credicorp Ltd. (Peru)	1,428	297,652
Cullen/Frost Bankers, Inc.	1,759	155,759
CVB Financial Corp.	5,768	120,378
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
E.Sun Financial Holding Co. Ltd. (Taiwan)	603,612	$ 510,865
First Hawaiian, Inc.	17,414	464,954
First Republic Bank	5,663	547,612
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	243,957	310,911
Hanmi Financial Corp.	12,123	227,670
Huntington Bancshares, Inc.(a)	58,351	832,669
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	252,000	168,909
Intesa Sanpaolo SpA (Italy)	609,378	1,447,359
JPMorgan Chase & Co.	34,819	4,097,848
Kasikornbank PCL (Thailand)	80,500	412,359
KBC Group NV (Belgium)	17,788	1,156,157
KeyCorp	48,479	864,865
Komercni banka A/S (Czech Republic)	8,748	295,858
Lakeland Financial Corp.(a)	7,853	345,375
LegacyTexas Financial Group, Inc.(a)	11,418	497,026
M&T Bank Corp.	3,660	578,170
Metropolitan Bank & Trust Co. (Philippines)	423,660	559,598
Mitsubishi UFJ Financial Group, Inc. (Japan)	265,800	1,353,847
PNC Financial Services Group, Inc. (The)	10,277	1,440,424
Prosperity Bancshares, Inc.(a)	10,544	744,723
Public Bank Bhd (Malaysia)	78,800	377,779
Sandy Spring Bancorp, Inc.	3,273	110,333
Sberbank of Russia PJSC (Russia)	179,802	631,296
Signature Bank	9,335	1,112,919
SunTrust Banks, Inc.	13,005	894,744
TCF Financial Corp.	7,475	284,573
Texas Capital Bancshares, Inc.*	5,194	283,852
U.S. Bancorp	41,884	2,317,861
UMB Financial Corp.	6,335	409,114
Umpqua Holdings Corp.	8,171	134,495
Wells Fargo & Co.	38,512	1,942,545
Wintrust Financial Corp.	16,716	1,080,355
		38,152,542
Beverages — 0.7%
Ambev SA (Brazil), ADR	232,371	1,073,554
China Resources Beer Holdings Co. Ltd. (China)	158,000	839,327
Coca-Cola European Partners PLC (United Kingdom)	9,154	507,589
Constellation Brands, Inc. (Class A Stock)	4,536	940,222
Diageo PLC (United Kingdom)	27,997	1,144,262
Fomento Economico Mexicano SAB de CV (Mexico), ADR	1,635	149,733
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,900	305,848
Molson Coors Brewing Co. (Class B Stock)	5,075	291,813
Monster Beverage Corp.*	2,589	150,317
PepsiCo, Inc.	7,357	1,008,645
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	1,152	$ 205,258
		6,616,568
Biotechnology — 0.2%
Aimmune Therapeutics, Inc.*(a)	6,454	135,147
Alder Biopharmaceuticals, Inc.*(a)	7,290	137,489
Amicus Therapeutics, Inc.*	16,632	133,389
BioMarin Pharmaceutical, Inc.*	1,126	75,892
Bridgebio Pharma, Inc.*	3,797	81,522
Forty Seven, Inc.*	3,741	24,017
Immunomedics, Inc.*(a)	5,633	74,694
MorphoSys AG (Germany), ADR*	5,674	155,865
Neurocrine Biosciences, Inc.*	1,600	144,176
Orchard Therapeutics PLC (United Kingdom), ADR*	6,076	72,183
Principia Biopharma, Inc.*	3,248	91,723
Sarepta Therapeutics, Inc.*	744	56,038
SpringWorks Therapeutics, Inc.*	4,317	93,593
Twist Bioscience Corp.*	4,515	107,818
Vertex Pharmaceuticals, Inc.*	3,298	558,747
		1,942,293
Building Products — 0.8%
Daikin Industries Ltd. (Japan)	13,700	1,812,278
Johnson Controls International PLC	32,252	1,415,540
Lennox International, Inc.	3,562	865,459
Masco Corp.	19,418	809,342
Owens Corning	19,953	1,261,030
TOTO Ltd. (Japan)	28,400	1,068,903
Trex Co., Inc.*(a)	3,715	337,805
		7,570,357
Capital Markets — 2.7%
Apollo Global Management, Inc.	32,555	1,231,230
Bank of New York Mellon Corp. (The)	16,084	727,158
BlackRock, Inc.(a)	1,760	784,326
Blackstone Group, Inc. (The) (Class A Stock)(a)	3,754	183,345
Charles Schwab Corp. (The)	4,621	193,296
CME Group, Inc.	1,541	325,675
Euronext NV (Netherlands), 144A	15,889	1,300,805
Goldman Sachs Group, Inc. (The)	9,019	1,869,007
Hamilton Lane, Inc. (Class A Stock)	5,550	316,128
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	27,900	821,913
Intercontinental Exchange, Inc.	10,029	925,376
Invesco Ltd.	25,822	437,425
Julius Baer Group Ltd. (Switzerland)*	27,461	1,214,965
Moody’s Corp.	3,523	721,616
Moscow Exchange MICEX-RTS PJSC (Russia)	108,230	158,217
MSCI, Inc.	10,456	2,276,794
Nasdaq, Inc.	35,210	3,498,114
Northern Trust Corp.(a)	7,326	683,662
Raymond James Financial, Inc.	7,244	597,340
State Street Corp.	21,557	1,275,959
T. Rowe Price Group, Inc.	3,805	434,721
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TD Ameritrade Holding Corp.	19,927	$ 930,591
TMX Group Ltd. (Canada)	20,791	1,794,349
Tradeweb Markets, Inc. (Class A Stock)	5,000	184,900
UBS Group AG (Switzerland)*	135,084	1,533,670
WisdomTree Investments, Inc.	25,161	131,466
		24,552,048
Chemicals — 2.5%
Akzo Nobel NV (Netherlands)	18,223	1,625,248
Axalta Coating Systems Ltd.*	40,604	1,224,211
Celanese Corp.	4,659	569,749
Chr Hansen Holding A/S (Denmark)	5,713	484,934
Corteva, Inc.	3,657	102,396
Croda International PLC (United Kingdom)	22,231	1,325,373
DuPont de Nemours, Inc.	12,678	904,068
Eastman Chemical Co.	8,616	636,119
Element Solutions, Inc.*	11,629	118,383
Ferro Corp.*	49,075	582,029
FMC Corp.	10,019	878,466
Ingevity Corp.*	9,468	803,265
Kansai Paint Co. Ltd. (Japan)	27,200	635,441
Linde PLC (United Kingdom)	14,369	2,791,003
Nitto Denko Corp. (Japan)	15,900	771,512
PPG Industries, Inc.	19,491	2,309,878
PTT Global Chemical PCL (Thailand)	127,300	224,161
RPM International, Inc.	3,017	207,600
Scotts Miracle-Gro Co. (The)	3,145	320,224
Sensient Technologies Corp.	4,300	295,195
Sherwin-Williams Co. (The)	5,103	2,805,987
Sika AG (Switzerland)	7,922	1,159,126
Symrise AG (Germany)	13,853	1,348,049
		22,122,417
Commercial Services & Supplies — 0.6%
Boyd Group Income Fund (Canada), UTS	2,392	316,989
Brambles Ltd. (Australia)	134,891	1,036,197
BrightView Holdings, Inc.*(a)	14,238	244,182
Copart, Inc.*	21,988	1,766,296
IAA, Inc.*	16,215	676,652
KAR Auction Services, Inc.(a)	4,894	120,148
Ritchie Bros. Auctioneers, Inc. (Canada)	10,670	425,733
Ritchie Bros. Auctioneers, Inc. (Canada)	17,585	700,958
Stericycle, Inc.*(a)	8,638	439,933
		5,727,088
Communications Equipment — 0.2%
Cisco Systems, Inc.	10,824	534,814
Motorola Solutions, Inc.	4,269	727,480
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	61,774	492,990
VTech Holdings Ltd. (Hong Kong)	58,500	511,111
		2,266,395

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.0%
Construction Partners, Inc. (Class A Stock)*	9,975	$ 155,411
Construction Materials — 0.5%
Eagle Materials, Inc.	1,164	104,772
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	206,100	272,412
Summit Materials, Inc. (Class A Stock)*	11,346	251,881
Vulcan Materials Co.	24,014	3,631,877
		4,260,942
Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	64,900	982,036
American Express Co.	5,651	668,400
Discover Financial Services	8,575	695,347
PRA Group, Inc.*(a)	8,024	271,131
		2,616,914
Containers & Packaging — 0.3%
Berry Global Group, Inc.*	17,995	706,664
CCL Industries, Inc. (Canada) (Class B Stock)	3,340	134,724
Graphic Packaging Holding Co.	82,570	1,217,907
Lock&Lock Co. Ltd. (South Korea)	3,437	35,820
Westrock Co.	11,176	407,365
		2,502,480
Distributors — 0.2%
Funko, Inc. (Class A Stock)*(a)	14,726	302,988
LKQ Corp.*	26,371	829,368
Pool Corp.	2,666	537,732
		1,670,088
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.*	21,856	3,333,040
OneSpaWorld Holdings Ltd. (Bahamas)*(a)	18,478	286,963
Regis Corp.*	5,823	117,741
		3,737,744
Diversified Financial Services — 0.1%
Element Fleet Management Corp. (Canada)	79,181	633,520
Diversified Telecommunication Services — 0.2%
Hellenic Telecommunications Organization SA (Greece)	65,468	900,687
Verizon Communications, Inc.	10,858	655,389
		1,556,076
Electric Utilities — 1.4%
American Electric Power Co., Inc.	2,273	212,957
CLP Holdings Ltd. (Hong Kong)	86,000	903,022
Duke Energy Corp.	22,811	2,186,662
Edison International	5,335	402,366
Eversource Energy(a)	10,156	868,033
FirstEnergy Corp.	42,655	2,057,251
Iberdrola SA (Spain)	144,288	1,500,426
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	1,025	$ 238,815
Orsted A/S (Denmark), 144A	5,660	526,586
Pinnacle West Capital Corp.	8,321	807,719
Portland General Electric Co.	7,398	417,025
Southern Co. (The)	38,536	2,380,369
Xcel Energy, Inc.	7,121	462,082
		12,963,313
Electrical Equipment — 1.2%
AMETEK, Inc.	28,021	2,572,888
Eaton Corp. PLC(a)	20,609	1,713,638
Generac Holdings, Inc.*	4,875	381,908
Legrand SA (France)	17,645	1,259,982
LS Industrial Systems Co. Ltd. (South Korea)	13,550	546,073
Melrose Industries PLC (United Kingdom)	224,947	557,303
Regal Beloit Corp.	7,900	575,515
Schneider Electric SE (France)	28,397	2,489,742
Sensata Technologies Holding PLC*	13,188	660,191
		10,757,240
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. (Class A Stock)	19,677	1,898,830
CTS Corp.	4,061	131,414
FLIR Systems, Inc.	21,829	1,147,987
Hitachi Ltd. (Japan)	33,340	1,249,538
IPG Photonics Corp.*(a)	1,621	219,808
Keysight Technologies, Inc.*	6,079	591,183
Kyocera Corp. (Japan)	11,700	729,849
Littelfuse, Inc.	5,328	944,708
Methode Electronics, Inc.	3,650	122,786
nLight, Inc.*	16,374	256,417
Plexus Corp.*	5,409	338,116
TE Connectivity Ltd.	6,811	634,649
Zebra Technologies Corp. (Class A Stock)*	2,002	413,153
		8,678,438
Energy Equipment & Services — 0.3%
Apergy Corp.*	2,712	73,360
Core Laboratories NV(a)	7,212	336,223
Frank’s International NV*	81,727	388,203
Halliburton Co.	8,134	153,326
Lamprell PLC (United Arab Emirates)*	160,926	92,111
Liberty Oilfield Services, Inc. (Class A Stock)(a)	7,051	76,362
Patterson-UTI Energy, Inc.	73,511	628,519
Schlumberger Ltd.	20,249	691,908
		2,440,012
Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	4,773	269,129
Electronic Arts, Inc.*	23,415	2,290,455
IMAX Corp.*	12,446	273,190
Live Nation Entertainment, Inc.*(a)	1,605	106,476

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Manchester United PLC (United Kingdom) (Class A Stock)	16,126	$ 264,950
Netflix, Inc.*	5,203	1,392,427
Spotify Technology SA*	1,163	132,582
Take-Two Interactive Software, Inc.*	14,700	1,842,498
World Wrestling Entertainment, Inc. (Class A Stock)(a)	2,831	201,425
		6,773,132
Equity Real Estate Investment Trusts (REITs) — 5.9%
Advance Residence Investment Corp. (Japan)	305	1,002,850
Alexandria Real Estate Equities, Inc.	8,905	1,371,726
American Homes 4 Rent (Class A Stock)	42,313	1,095,484
American Tower Corp.	12,144	2,685,403
AvalonBay Communities, Inc.	6,774	1,458,645
Big Yellow Group PLC (United Kingdom)	60,456	771,092
Boardwalk Real Estate Investment Trust (Canada)(a)	35,392	1,186,367
Boston Properties, Inc.	7,733	1,002,661
Brixmor Property Group, Inc.(a)	92,738	1,881,654
Corporate Office Properties Trust	14,919	444,288
Derwent London PLC (United Kingdom)	10,026	414,920
EPR Properties	7,931	609,577
Equinix, Inc.	1,756	1,012,861
Equity Commonwealth	8,272	283,316
Equity LifeStyle Properties, Inc.	8,282	1,106,475
Extra Space Storage, Inc.	11,895	1,389,574
Farmland Partners, Inc.(a)	17,766	118,677
Fortune Real Estate Investment Trust (Hong Kong)	504,000	577,220
Goodman Group (Australia)	122,720	1,176,769
Industrial Logistics Properties Trust	51,102	1,085,918
Japan Logistics Fund, Inc. (Japan)	347	858,574
Kenedix Office Investment Corp. (Japan)	128	1,012,188
Lexington Realty Trust	16,641	170,570
Life Storage, Inc.	11,687	1,231,927
Link REIT (Hong Kong)	134,500	1,489,585
LondonMetric Property PLC (United Kingdom)	179,331	479,454
Mapletree Logistics Trust (Singapore)	698,700	818,682
Medical Properties Trust, Inc.	65,874	1,288,495
Mid-America Apartment Communities, Inc.	17,126	2,226,551
Mirvac Group (Australia)	195,160	402,722
National Storage REIT (Australia)	710,861	862,707
Office Properties Income Trust	8,030	246,039
Prologis, Inc.	21,455	1,828,395
Public Storage	10,815	2,652,595
Rexford Industrial Realty, Inc.	12,578	553,684
SBA Communications Corp.	6,092	1,469,086
Shaftesbury PLC (United Kingdom)	67,498	753,250
Simon Property Group, Inc.	7,250	1,128,463
Spirit Realty Capital, Inc.(a)	14,549	696,315
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
STAG Industrial, Inc.	43,837	$ 1,292,315
STORE Capital Corp.	46,436	1,737,171
Sun Communities, Inc.	13,438	1,994,871
Unibail-Rodamco-Westfield (France)	5,839	851,617
UNITE Group PLC (The) (United Kingdom)	18,932	254,102
Urban Edge Properties	47,423	938,501
VICI Properties, Inc.(a)	68,303	1,547,063
Warehouses De Pauw CVA (Belgium)	4,063	746,043
Welltower, Inc.	15,830	1,434,990
WP Carey, Inc.	18,116	1,621,382
		53,262,814
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings, Inc.*(a)	22,132	572,555
Costco Wholesale Corp.	2,700	777,897
Dairy Farm International Holdings Ltd. (Hong Kong)	23,700	149,083
Grocery Outlet Holding Corp.*	6,091	211,236
Kroger Co. (The)	22,876	589,743
Performance Food Group Co.*	8,989	413,584
Sundrug Co. Ltd. (Japan)	15,900	502,117
Wal-Mart de Mexico SAB de CV (Mexico)	55,324	163,976
		3,380,191
Food Products — 1.6%
Archer-Daniels-Midland Co.	27,193	1,116,817
Astra Agro Lestari Tbk PT (Indonesia)	8,866	6,740
AVI Ltd. (South Africa)	62,117	337,425
Cal-Maine Foods, Inc.(a)	4,439	177,360
Danone SA (France)	21,126	1,860,916
General Mills, Inc.	2,338	128,871
Hostess Brands, Inc.*(a)	21,169	296,048
Ingredion, Inc.	4,559	372,653
J.M. Smucker Co. (The)(a)	8,949	984,569
Kellogg Co.	6,827	439,317
Mondelez International, Inc. (Class A Stock)	7,098	392,661
Nestle SA (Switzerland)	51,867	5,625,126
Nomad Foods Ltd. (United Kingdom)*	12,970	265,885
Orion Corp. (South Korea)	7,296	600,735
Post Holdings, Inc.*	2,563	271,268
Sanderson Farms, Inc.	4,014	607,439
Tingyi Cayman Islands Holding Corp. (China)	358,000	504,448
TreeHouse Foods, Inc.*(a)	4,083	226,402
		14,214,680
Gas Utilities — 0.2%
APA Group (Australia)	90,615	701,650
China Resources Gas Group Ltd. (China)	114,000	563,161
New Jersey Resources Corp.	4,323	195,486
South Jersey Industries, Inc.(a)	16,737	550,815
		2,011,112

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	27,107	$ 2,268,043
Align Technology, Inc.*	649	117,417
Becton, Dickinson & Co.	1,401	354,397
Boston Scientific Corp.*	31,481	1,280,962
Cooper Cos., Inc. (The)	2,789	828,333
Danaher Corp.	27,285	3,940,773
DexCom, Inc.*	1,928	287,735
Edwards Lifesciences Corp.*	6,485	1,426,116
Envista Holdings Corp.*(a)	12,808	357,087
IDEXX Laboratories, Inc.*	1,428	388,316
iRhythm Technologies, Inc.*(a)	2,791	206,841
Masimo Corp.*	8,762	1,303,698
Medtronic PLC	43,130	4,684,781
Merit Medical Systems, Inc.*	8,438	257,021
Nevro Corp.*	2,164	186,039
OrthoPediatrics Corp.*(a)	8,067	284,442
Quidel Corp.*	3,842	235,707
Silk Road Medical, Inc.*(a)	3,321	108,032
STERIS PLC	13,992	2,021,704
Stryker Corp.	2,816	609,101
Terumo Corp. (Japan)	45,100	1,459,935
TransMedics Group, Inc.*(a)	4,447	105,616
West Pharmaceutical Services, Inc.	7,005	993,449
Zimmer Biomet Holdings, Inc.	6,459	886,627
		24,592,172
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	6,411	527,818
Cigna Corp.	11,360	1,724,334
Guardant Health, Inc.*	3,149	201,001
HealthEquity, Inc.*	3,196	182,635
Humana, Inc.	807	206,326
Laboratory Corp. of America Holdings*	1,152	193,536
McKesson Corp.	5,748	785,522
Premier, Inc. (Class A Stock)*(a)	30,707	888,046
Quest Diagnostics, Inc.	5,971	639,076
Sonic Healthcare Ltd. (Australia)	35,780	678,686
Universal Health Services, Inc. (Class B Stock)	5,319	791,201
		6,818,181
Health Care Technology — 0.1%
Change Healthcare, Inc.*(a)	18,697	225,860
Inspire Medical Systems, Inc.*	2,076	126,677
Phreesia, Inc.*(a)	5,894	142,871
Teladoc Health, Inc.*(a)	4,517	305,891
		801,299
Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.*	2,075	1,743,975
Domino’s Pizza, Inc.	1,200	293,508
Dunkin’ Brands Group, Inc.	9,046	717,891
Flutter Entertainment PLC (Ireland)	6,622	620,249
Genting Bhd (Malaysia)	358,300	491,827
Hilton Worldwide Holdings, Inc.	4,288	399,256
Marriott International, Inc. (Class A Stock)	12,139	1,509,727
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	5,703	$ 330,033
Royal Caribbean Cruises Ltd.	5,194	562,666
Starbucks Corp.	11,046	976,687
Vail Resorts, Inc.	1,341	305,158
Wendy’s Co. (The)(a)	20,380	407,192
Wyndham Hotels & Resorts, Inc.	14,495	749,971
Wynn Resorts Ltd.	3,024	328,769
Yum China Holdings, Inc. (China)	39,695	1,803,344
		11,240,253
Household Durables — 0.4%
Mohawk Industries, Inc.*	2,331	289,207
Newell Brands, Inc.(a)	40,073	750,166
Toll Brothers, Inc.	40,573	1,665,522
Whirlpool Corp.	3,808	603,035
		3,307,930
Household Products — 0.5%
Colgate-Palmolive Co.	21,124	1,552,825
Energizer Holdings, Inc.(a)	14,824	646,030
Kimberly-Clark Corp.	4,250	603,713
Procter & Gamble Co. (The)	1,643	204,356
Reckitt Benckiser Group PLC (United Kingdom)	22,311	1,739,155
		4,746,079
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	30,271	494,628
Industrial Conglomerates — 0.7%
3M Co.	4,617	759,035
Honeywell International, Inc.	13,345	2,257,974
Roper Technologies, Inc.	8,699	3,102,063
		6,119,072
Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	312,400	2,954,530
Aon PLC	32,299	6,252,117
Arthur J Gallagher & Co.	18,427	1,650,506
Assurant, Inc.	5,935	746,742
Athene Holding Ltd. (Class A Stock)*	12,751	536,307
Chubb Ltd.	14,331	2,313,597
Everest Re Group Ltd.	3,470	923,332
Hanover Insurance Group, Inc. (The)	6,221	843,194
Hartford Financial Services Group, Inc. (The)	21,280	1,289,781
Hiscox Ltd. (United Kingdom)	49,932	1,019,540
Lincoln National Corp.	9,458	570,507
Marsh & McLennan Cos., Inc.	9,371	937,569
MetLife, Inc.	6,504	306,729
Reinsurance Group of America, Inc.	3,361	537,357
Safety Insurance Group, Inc.	659	66,776
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,667	310,850
Swiss Re AG (Switzerland)	7,595	792,409
Third Point Reinsurance Ltd. (Bermuda)*	14,608	145,934
Travelers Cos., Inc. (The)	12,237	1,819,520

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Willis Towers Watson PLC	2,419	$ 466,794
Zurich Insurance Group AG (Switzerland)	3,605	1,379,268
		25,863,359
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	3,988	4,869,906
Alphabet, Inc. (Class C Stock)*	1,185	1,444,515
Baidu, Inc. (China), ADR*	6,323	649,752
Cargurus, Inc.*(a)	6,700	207,365
Facebook, Inc. (Class A Stock)*	16,617	2,959,155
IAC/InterActiveCorp*	3,899	849,865
Match Group, Inc.(a)	3,879	277,116
NAVER Corp. (South Korea)	10,534	1,386,634
Pinterest, Inc. (Class A Stock)*(a)	5,664	149,813
Scout24 AG (Germany), 144A	9,962	568,282
Tencent Holdings Ltd. (China)	43,500	1,832,237
		15,194,640
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	8,633	1,443,697
Amazon.com, Inc.*	3,573	6,202,406
Booking Holdings, Inc.*	218	427,849
Chewy, Inc. (Class A Stock)*(a)	15,706	386,054
Just Eat PLC (United Kingdom)*	69,311	568,280
MakeMyTrip Ltd. (India)*(a)	28,128	638,224
Naspers Ltd. (South Africa) (Class N Stock)	2,864	433,144
Prosus NV (China)*	2,864	210,241
Stamps.com, Inc.*	2,200	163,790
		10,473,685
IT Services — 5.0%
Accenture PLC (Class A Stock)	13,886	2,670,972
Amadeus IT Group SA (Spain)	15,943	1,142,351
Amdocs Ltd.	11,977	791,799
Black Knight, Inc.*	14,481	884,210
CACI International, Inc. (Class A Stock)*	2,807	649,147
Cognizant Technology Solutions Corp. (Class A Stock)	9,287	559,681
DXC Technology Co.	8,698	256,591
Endava PLC (United Kingdom), ADR*	8,043	304,428
EPAM Systems, Inc.*	3,386	617,336
Evo Payments, Inc. (Class A Stock)*	5,865	164,924
Fidelity National Information Services, Inc.	42,088	5,587,603
Fiserv, Inc.*	54,965	5,693,824
FleetCor Technologies, Inc.*	7,567	2,170,064
Fujitsu Ltd. (Japan)	9,000	723,561
Global Payments, Inc.	40,055	6,368,745
InterXion Holding NV (Netherlands)*	4,457	363,067
KBR, Inc.	53,635	1,316,203
Leidos Holdings, Inc.	7,760	666,429
ManTech International Corp. (Class A Stock)	1,955	139,607
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	20,424	$ 5,546,546
Nomura Research Institute Ltd. (Japan)	60,000	1,201,776
PayPal Holdings, Inc.*	9,130	945,777
Shopify, Inc. (Canada) (Class A Stock)*(a)	294	91,628
Square, Inc. (Class A Stock)*(a)	13,138	813,899
Visa, Inc. (Class A Stock)	24,918	4,286,145
Wix.com Ltd. (Israel)*	2,877	335,861
WNS Holdings Ltd. (India), ADR*	6,430	377,762
		44,669,936
Leisure Products — 0.1%
Brunswick Corp.	16,120	840,175
Peloton Interactive, Inc. (Class A Stock)*(a)	13,401	336,365
		1,176,540
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. (Class A Stock)*(a)	1,933	97,423
Adaptive Biotechnologies Corp.*(a)	5,460	168,714
Bio-Techne Corp.	7,600	1,487,092
Charles River Laboratories International, Inc.*	2,717	359,649
ICON PLC (Ireland)*	10,620	1,564,751
Illumina, Inc.*	1,371	417,086
Mettler-Toledo International, Inc.*	1,294	911,494
PerkinElmer, Inc.	33,614	2,862,904
PRA Health Sciences, Inc.*	5,464	542,193
QIAGEN NV*	16,053	529,267
Syneos Health, Inc.*	3,851	204,912
Thermo Fisher Scientific, Inc.	12,319	3,588,155
		12,733,640
Machinery — 1.5%
Actuant Corp. (Class A Stock)	5,766	126,506
AGCO Corp.	11,403	863,207
Doosan Bobcat, Inc. (South Korea)	19,180	567,741
Evoqua Water Technologies Corp.*	16,504	280,898
Flowserve Corp.	2,886	134,805
Fortive Corp.	6,746	462,506
GEA Group AG (Germany)	30,676	827,706
Haitian International Holdings Ltd. (China)	207,000	426,690
IDEX Corp.	3,446	564,730
Illinois Tool Works, Inc.	8,813	1,379,146
Ingersoll-Rand PLC	7,328	902,883
ITT, Inc.	11,904	728,406
Kennametal, Inc.	9,817	301,775
Kubota Corp. (Japan)	86,400	1,315,968
Schindler Holding AG (Switzerland), (PART CERT)	5,071	1,134,059
Stanley Black & Decker, Inc.	12,552	1,812,634
Techtronic Industries Co. Ltd. (Hong Kong)	243,000	1,693,890
TriMas Corp.*	7,417	227,331
Xylem, Inc.	1,927	153,428
		13,904,309

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Media — 0.7%
Altice USA, Inc. (Class A Stock)*	62,533	$ 1,793,446
Charter Communications, Inc. (Class A Stock)*	2,352	969,306
Comcast Corp. (Class A Stock)	83,006	3,741,911
Omnicom Group, Inc.	3,309	259,095
		6,763,758
Metals & Mining — 0.1%
Compass Minerals International, Inc.	3,748	211,725
Ferroglobe PLC	38,856	43,907
Vale SA (Brazil), ADR*	33,043	379,994
		635,626
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	26,836	236,157
Two Harbors Investment Corp.	16,204	212,758
		448,915
Multiline Retail — 0.5%
Dollar General Corp.	7,129	1,133,083
Dollar Tree, Inc.*	19,805	2,260,939
Ollie’s Bargain Outlet Holdings, Inc.*(a)	5,714	335,069
SACI Falabella (Chile)	24,078	134,565
Target Corp.	4,520	483,233
		4,346,889
Multi-Utilities — 0.6%
Black Hills Corp.	6,937	532,276
CenterPoint Energy, Inc.	21,115	637,251
CMS Energy Corp.	16,662	1,065,535
NiSource, Inc.	16,338	488,833
Public Service Enterprise Group, Inc.	14,820	920,026
Sempra Energy	5,962	880,051
WEC Energy Group, Inc.	5,885	559,663
		5,083,635
Oil, Gas & Consumable Fuels — 1.9%
BP PLC (United Kingdom)	278,234	1,762,277
BP PLC (United Kingdom), ADR	11,843	449,916
Cabot Oil & Gas Corp.	22,170	389,527
Cairn Energy PLC (United Kingdom)*	258,439	609,551
Caltex Australia Ltd. (Australia)	40,556	722,552
Chevron Corp.	5,670	672,462
ConocoPhillips	4,469	254,644
Diamondback Energy, Inc.	6,186	556,183
Enbridge, Inc. (Canada)	16,410	575,963
Eni SpA (Italy)	69,997	1,070,570
Enterprise Products Partners LP, MLP	7,869	224,896
EOG Resources, Inc.	6,471	480,278
Equitrans Midstream Corp.(a)	14,921	217,101
Exxon Mobil Corp.	8,113	572,859
Galp Energia SGPS SA (Portugal)	70,776	1,066,544
Hess Corp.	9,104	550,610
LUKOIL PJSC (Russia), ADR	9,867	815,792
Marathon Petroleum Corp.	11,955	726,266
Matador Resources Co.*	5,427	89,708
Oil Search Ltd. (Australia)	106,816	529,362
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Parsley Energy, Inc. (Class A Stock)	5,344	$ 89,779
Petroleo Brasileiro SA (Brazil), ADR(a)	23,753	343,706
Pioneer Natural Resources Co.	9,808	1,233,552
Plains GP Holdings LP (Class A Stock)*(a)	32,883	698,106
StealthGas, Inc. (Greece)*	19,064	57,764
Suncor Energy, Inc. (Canada)	12,555	396,025
Targa Resources Corp.	10,747	431,707
United Tractors Tbk PT (Indonesia)	246,600	357,973
Valero Energy Corp.	2,149	183,181
WPX Energy, Inc.*(a)	63,325	670,612
		16,799,466
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	35,900	291,610
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,754	746,858
Kao Corp. (Japan)	14,800	1,098,864
L’Oreal SA (France)	4,951	1,385,599
		3,231,321
Pharmaceuticals — 2.3%
Aquestive Therapeutics, Inc.*	3,537	11,248
Bayer AG (Germany)	22,563	1,589,982
Collegium Pharmaceutical, Inc.*	7,054	80,980
Elanco Animal Health, Inc.*	43,209	1,148,927
Eli Lilly & Co.	5,724	640,115
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	423,419	408,743
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	1,208	138,956
Johnson & Johnson	21,792	2,819,449
Kyowa Kirin Co. Ltd. (Japan)	27,700	541,259
Merck & Co., Inc.	11,760	989,957
Mylan NV*	12,622	249,663
Novartis AG (Switzerland)	2,294	198,699
Novo Nordisk A/S (Denmark) (Class B Stock)	41,592	2,140,482
Optinose, Inc.*(a)	12,399	86,793
Pfizer, Inc.	60,148	2,161,117
Prestige Consumer Healthcare, Inc.*(a)	5,818	201,826
Roche Holding AG (Switzerland)	12,841	3,739,750
Santen Pharmaceutical Co. Ltd. (Japan)	101,000	1,767,952
Tricida, Inc.*(a)	3,810	117,615
Zoetis, Inc.	17,110	2,131,735
		21,165,248
Professional Services — 1.4%
51job, Inc. (China), ADR*	14,470	1,070,780
CoStar Group, Inc.*	2,050	1,216,060
Equifax, Inc.	5,666	797,036
IHS Markit Ltd.*	28,524	1,907,685
RELX PLC (United Kingdom)	44,805	1,065,627
TransUnion	23,267	1,887,186
TriNet Group, Inc.*	3,887	241,733

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	21,983	$ 3,476,392
Wolters Kluwer NV (Netherlands)	11,492	839,766
		12,502,265
Real Estate Management & Development — 1.1%
Aldar Properties PJSC (United Arab Emirates)	274,267	158,105
Ascendas India Trust (Singapore), UTS	731,800	826,110
Atrium European Real Estate Ltd. (Poland)*	50,839	202,709
Central Pattana PCL (Thailand)	140,500	312,730
Corp Inmobiliaria Vesta SAB de CV (Mexico)	196,579	301,632
Daito Trust Construction Co. Ltd. (Japan)	6,000	767,466
Daiwa House Industry Co. Ltd. (Japan)	26,200	855,115
Deutsche Wohnen SE (Germany)	12,161	443,974
Entra ASA (Norway), 144A	41,155	645,143
Grainger PLC (United Kingdom)	127,835	386,299
Grand City Properties SA (Germany)	58,333	1,313,158
Hang Lung Properties Ltd. (Hong Kong)	552,000	1,256,282
LEG Immobilien AG (Germany)	18,297	2,095,167
Multiplan Empreendimentos Imobiliarios SA (Brazil)	24,276	168,444
Shurgard Self Storage SA (Belgium)	20,036	640,420
		10,372,754
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)(a)	5,728	514,718
Canadian Pacific Railway Ltd. (Canada)	4,349	967,479
Kansas City Southern	16,437	2,186,285
Knight-Swift Transportation Holdings, Inc.(a)	10,503	381,259
Localiza Rent a Car SA (Brazil)	9,800	107,224
Schneider National, Inc. (Class B Stock)	25,392	551,514
Union Pacific Corp.	11,638	1,885,123
		6,593,602
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	21,389	2,389,793
ASM Pacific Technology Ltd. (Hong Kong)	22,100	271,553
Marvell Technology Group Ltd.	24,812	619,556
Maxim Integrated Products, Inc.(a)	10,463	605,912
Mellanox Technologies Ltd.*	6,207	680,225
Monolithic Power Systems, Inc.	9,023	1,404,250
NXP Semiconductors NV (Netherlands)	10,127	1,105,058
Silicon Laboratories, Inc.*	7,123	793,146
Silicon Motion Technology Corp. (Taiwan), ADR	22,518	796,011
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	415,000	3,653,526
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	15,513	$ 2,004,900
		14,323,930
Software — 3.6%
8x8, Inc.*	3,244	67,216
Adobe, Inc.*	14,846	4,101,208
Autodesk, Inc.*	8,104	1,196,961
Avalara, Inc.*	2,576	173,339
Box, Inc. (Class A Stock)*	12,764	211,372
Cadence Design Systems, Inc.*	35,056	2,316,501
Check Point Software Technologies Ltd. (Israel)*(a)	8,674	949,803
Constellation Software, Inc. (Canada)	1,696	1,693,824
DocuSign, Inc.*(a)	7,097	439,446
Everbridge, Inc.*	5,568	343,601
Five9, Inc.*	1,745	93,776
Guidewire Software, Inc.*(a)	6,710	707,100
Intuit, Inc.	6,354	1,689,783
Linx SA (Brazil)	40,100	314,434
Microsoft Corp.	60,781	8,450,382
Nice Ltd. (Israel), ADR*(a)	7,249	1,042,406
Pagerduty, Inc.*(a)	7,884	222,723
Paylocity Holding Corp.*	2,750	268,345
Pluralsight, Inc. (Class A Stock)*(a)	16,271	273,271
Proofpoint, Inc.*	1,793	231,387
PTC, Inc.*	4,518	308,037
Q2 Holdings, Inc.*(a)	3,616	285,194
Rapid7, Inc.*	7,171	325,492
RealPage, Inc.*	3,935	247,354
RingCentral, Inc. (Class A Stock)*	917	115,230
salesforce.com, Inc.*	15,676	2,326,945
ServiceNow, Inc.*	4,968	1,261,127
SS&C Technologies Holdings, Inc.	14,157	730,077
Tyler Technologies, Inc.*	2,919	766,238
Verint Systems, Inc.*(a)	14,180	606,620
Zendesk, Inc.*	3,121	227,458
		31,986,650
Specialty Retail — 0.9%
Dufry AG (Switzerland)*	6,215	519,718
Five Below, Inc.*	8,918	1,124,560
Hudson Ltd. (Class A Stock)*	20,673	253,658
Michaels Cos., Inc. (The)*(a)	9,835	96,285
O’Reilly Automotive, Inc.*	2,136	851,217
Ross Stores, Inc.	18,777	2,062,654
Tractor Supply Co.	10,791	975,938
Urban Outfitters, Inc.*(a)	19,991	561,547
USS Co. Ltd. (Japan)	63,100	1,230,428
Zumiez, Inc.*(a)	8,064	255,427
		7,931,432
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	7,996	1,790,864
Samsung Electronics Co. Ltd. (South Korea)	62,844	2,579,999
		4,370,863

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany)	4,699	$ 1,462,633
Cie Financiere Richemont SA (Switzerland)	12,066	885,631
EssilorLuxottica SA (France)	11,818	1,702,516
Hanesbrands, Inc.(a)	9,266	141,955
Levi Strauss & Co. (Class A Stock)*(a)	20,682	393,785
Lululemon Athletica, Inc.*	5,727	1,102,619
LVMH Moet Hennessy Louis Vuitton SE (France)	5,766	2,294,710
NIKE, Inc. (Class B Stock)	17,276	1,622,562
PVH Corp.	6,504	573,848
Skechers U.S.A., Inc. (Class A Stock)*	33,210	1,240,394
Stella International Holdings Ltd. (Hong Kong)	22,500	35,183
		11,455,836
Tobacco — 0.5%
Altria Group, Inc.	8,550	349,695
British American Tobacco PLC (United Kingdom)	42,031	1,550,674
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	802,600	129,941
Japan Tobacco, Inc. (Japan)	37,200	815,044
Philip Morris International, Inc.	20,181	1,532,343
		4,377,697
Trading Companies & Distributors — 0.4%
Air Lease Corp.	6,075	254,057
GMS, Inc.*	7,317	210,144
HD Supply Holdings, Inc.*	29,758	1,165,770
NOW, Inc.*	33,001	378,521
Textainer Group Holdings Ltd. (China)*	12,705	125,907
Univar Solutions, Inc.*(a)	49,990	1,037,792
WESCO International, Inc.*	3,655	174,599
		3,346,790
Transportation Infrastructure — 0.0%
Malaysia Airports Holdings Bhd (Malaysia)	114,000	235,256
Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	103,800	746,949
KDDI Corp. (Japan)	55,700	1,454,034
Mobile TeleSystems PJSC (Russia), ADR	25,435	206,023
SoftBank Group Corp. (Japan)	29,600	1,170,184
Tele2 AB (Sweden) (Class B Stock)	30,878	459,551
XL Axiata Tbk PT (Indonesia)*	976,100	238,032
		4,274,773

Total Common Stocks (cost $579,805,654)		608,533,967
Exchange-Traded Fund — 0.5%
WisdomTree India Earnings Fund(a)	182,013	4,341,010
(cost $4,656,767)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 0.3%
Automobiles — 0.1%
CarMax Auto Owner Trust,
Series 2017-01, Class A3
1.980%	11/15/21	111	$ 111,074
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,222
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	37	36,803
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	350	351,613
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640%
2.658%(c)	05/25/24	325	325,614
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
2.348%(c)	10/17/22	307	307,591
			1,147,917
Collateralized Debt Obligations — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500%
4.528%(c)	05/15/37	144	144,220
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100%
3.128%(c)	08/15/36	200	200,088
BSPRT Issuer Ltd. (Cayman Islands),
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000%
4.325%(c)	05/15/29	100	100,003
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120%
3.148%(c)	06/15/37	100	100,333
			544,644
Collateralized Loan Obligations — 0.1%
Figueroa CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BRR, 144A, 3 Month LIBOR + 1.850%
4.006%(c)	06/20/27	250	247,680
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
3.838%(c)	11/15/26	250	247,927
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%
3.148%(c)	10/20/27	500	499,708
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-01A, Class CR2, 144A, 3 Month LIBOR + 2.050%
4.353%(c)	01/15/26	250	250,063
			1,245,378
Other — 0.0%
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850%
2.875%(c)	12/17/36	141	141,451

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450%
4.478%(c)	05/15/36	35	$ 35,088
			176,539
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	116	120,323

Total Asset-Backed Securities (cost $3,229,635)			3,234,801
Commercial Mortgage-Backed Securities — 0.6%
AREIT Trust,
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550%
3.578%(c)	09/14/36	100	100,097
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900%
3.928%(c)	09/14/36	100	100,204
Bancorp Commercial Mortgage Trust,
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250%
3.278%(c)	01/15/33	100	100,158
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550%
3.816%(c)	09/15/36	161	161,269
BANK,
Series 2019-BN17, Class A4
3.714%	04/15/52	250	275,475
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	275,657
Series 2019-B12, Class A5
3.116%	08/15/52	118	123,977
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	147	151,005
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	156,620
Series 2017-COR02, Class A3
3.510%	09/10/50	253	271,537
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	855,715
Series K071, Class A2
3.286%	11/25/27	200	216,404
Series K076, Class A2
3.900%	04/25/28	205	231,636
Series K097, Class X1, IO
1.090%(cc)	07/25/29	100	9,191
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	267,478
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600%
3.628%(c)	04/15/34	100	100,249
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	215,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H07, Class A4
3.261%	07/15/52	161	$ 171,270
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	277,228
Series 2018-C08, Class A4
3.983%	02/15/51	463	513,758
Series 2019-C16, Class A4
3.605%	04/15/52	200	218,141
Series 2019-C17, Class A4
2.921%	09/15/52	171	175,544
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	256	276,928

Total Commercial Mortgage-Backed Securities (cost $5,046,274)			5,244,731
Corporate Bonds — 9.3%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	105	104,869
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	10	10,525
6.500%	07/15/24	150	154,688
6.500%	05/15/25	325	337,187
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	160	171,800
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	300	339,416
			1,118,485
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	115	116,259
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28	200	208,300
			324,559
Auto Manufacturers — 0.2%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	150	153,938
5.000%	10/01/24	460	470,062
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	150	151,783
Sr. Unsec’d. Notes
5.100%	01/17/24	200	214,935
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22	200	200,960

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
3.200%	09/26/26	200	$ 201,558
			1,393,236
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	225	227,812
Banks — 0.7%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
2.700%	01/11/25	116	116,000
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	183,314
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	01/15/25	200	210,100
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	200	202,451
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)	250	278,125
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	250	255,317
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	300	333,714
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%(ff)	—(rr)	200	211,500
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	219,407
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.875%(ff)	09/13/34	200	198,750
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	300	304,046
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	212,483
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	250,039
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	209,116
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	250	262,567
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	200	207,314
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.500%	12/21/22	125	125,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	400	$ 422,815
4.203%(ff)	07/23/29	104	115,263
4.500%	01/24/22	200	210,987
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	200	205,148
Sub. Notes, MTN
5.000%	11/24/25	200	224,118
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%(c)	03/10/23	71	74,158
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
6.875%(ff)	—(rr)	250	267,591
Gtd. Notes, 144A
4.125%	09/24/25	200	216,074
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	400	422,750
			5,938,167
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	334	385,803
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	270	286,203
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	210	217,881
			889,887
Building Materials — 0.2%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	135	132,806
James Hardie International Finance DAC,
Gtd. Notes, 144A
4.750%	01/15/25	245	252,350
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	94,591
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	200	213,988
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	200	256,204
Patrick Industries, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/15/27	75	77,258

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	150	$ 155,049
5.375%	11/15/24	125	128,750
6.000%	10/15/25	295	309,296
			1,620,292
Chemicals — 0.2%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	265	273,612
Consolidated Energy Finance SA (Switzerland),
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25	165	165,413
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	60	62,694
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	215,152
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	05/07/29	200	213,100
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/15/25	255	260,100
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	225	225,281
			1,415,352
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25	100	89,000
Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	07/03/29	200	208,741
Cimpress NV (Netherlands),
Gtd. Notes, 144A
7.000%	06/15/26	180	185,814
Conservation Fund (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	54	54,920
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	141,604
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	206,250
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27	115	119,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	40	$ 39,500
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	175	175,490
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	60	66,225
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	225	233,437
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	35	24,185
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25	170	145,775
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	130	138,433
			1,740,124
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	400	413,341
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29	200	218,051
6.020%	06/15/26	190	213,670
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	120	124,800
			969,862
Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	115	111,550
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	420	439,950
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	10	10,075
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	115	114,713
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26(a)	300	317,625
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	170	179,350

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	350	$ 362,250
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	125	131,562
			1,555,525
Diversified Financial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	105	109,423
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	200	205,140
5.125%	10/01/23	495	525,195
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	61	64,354
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	200	217,780
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	200	209,304
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	245	248,062
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	200	208,707
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	200,752
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)	155	161,587
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
5.250%	08/10/28	200	218,381
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	179,221
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.875%	07/07/27	200	200,383
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	341	344,171
Springleaf Finance Corp.,
Gtd. Notes
6.875%	03/15/25	100	110,188
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
3.300%	04/01/27	150	157,522
			3,360,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 0.8%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	150	$ 169,378
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	45	45,787
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25	325	342,062
Colbun SA (Chile),
Sr. Unsec’d. Notes
4.500%	07/10/24	200	212,997
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	200	217,500
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25	200	208,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	250	251,614
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/21/38(a)	200	232,349
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35	200	220,556
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	229,875
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	200	210,280
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	222	224,935
3.500%	04/06/28	300	307,189
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
4.500%	01/29/25	200	214,000
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	213,957
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	150	179,341
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	191,000
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	200	207,502
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.875%	02/04/39	198	229,480

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	$ 254,870
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	117	120,510
4.250%	09/15/24	300	309,375
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	200	211,740
4.375%	11/26/24	200	212,029
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	191	199,551
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.750%	05/04/22	200	201,536
3.500%	05/04/27	425	448,362
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	115	118,162
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	200	205,002
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	212,502
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.150%	01/15/26	350	364,124
			6,965,565
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26(a)	200	214,228
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	185	189,625
			403,853
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	235	251,156
5.625%	11/01/24	215	233,813
			484,969
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energ (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	219,345
Azure Power Solar Energy Private Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	200	200,300
			419,645
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	200	$ 235,002
Sr. Sec’d. Notes, 144A
6.000%	11/18/48	200	252,252
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic),
Sr. Sec’d. Notes
6.750%	03/30/29	200	210,100
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.450%	06/04/29	200	212,334
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26	175	191,628
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes
4.250%	10/27/27	200	184,986
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	120	122,700
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22	80	82,200
			1,491,202
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	195	185,864
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	300	310,811
5.625%	03/15/26(a)	230	244,663
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	100	106,085
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	500	517,500
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
4.875%	11/01/24(a)	325	335,969
			1,700,892
Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.000%	01/01/27	155	163,137
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	05/01/27	35	38,806
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28(a)	150	165,972
			367,915

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	115	$ 118,163
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	60	61,701
6.625%	06/15/24	63	65,993
Gtd. Notes, 144A
5.875%	02/15/28	10	10,584
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/24/30	200	197,500
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	200	219,943
Cosan Ltd. (Brazil),
Sr. Unsec’d. Notes, 144A
5.500%	09/20/29	200	205,500
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24	200	206,010
6.750%	02/15/28	190	210,425
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24	120	126,288
4.875%	11/01/26(a)	285	298,538
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	260	269,100
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	300	309,000
			2,180,582
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	200	217,400
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	200	207,164
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23(a)	200	208,300
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	200	202,187
			617,651
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	200	209,752
4.900%	11/30/46	100	129,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Alcon Finance Corp.,
Gtd. Notes, 144A
2.750%	09/23/26	200	$ 201,644
Avantor, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	220	246,400
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47	100	118,098
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	200	221,061
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	09/15/27	115	117,570
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	195	203,531
5.250%	06/15/24	280	288,400
			1,735,460
Healthcare-Services — 0.4%
BCPE Cycle Merger Sub II, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27	60	57,900
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	265	277,256
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	84	85,038
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	180	179,293
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	140	141,050
Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	05/15/22	35	35,306
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	50	50,550
5.125%	03/15/23	195	198,413
5.750%	09/15/25	120	125,202
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	90	87,413
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	575	628,187
5.625%	09/01/28(a)	190	211,717
5.875%	02/15/26	210	234,738
Sr. Sec’d. Notes
4.125%	06/15/29	104	109,063
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	100	111,346

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	125	$ 115,156
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	100	85,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	195	208,630
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	160	164,200
Sr. Unsec’d. Notes
6.750%	06/15/23	120	126,022
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.375%	10/15/22	300	303,100
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	155	142,600
			3,677,180
Home Builders — 0.1%
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	200	210,000
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28	35	36,137
4.875%	11/15/25	305	326,350
			572,487
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24	300	305,416
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	150	158,485
4.700%	07/10/35	100	113,928
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25	210	210,000
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	100	108,178
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	131	130,547
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26	225	231,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	200	$ 225,491
			1,177,749
Internet — 0.2%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	200	213,176
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27(a)	265	274,937
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	355	361,195
5.875%	02/15/25(a)	195	214,137
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/27	80	83,800
5.250%	04/01/25	210	229,278
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
5.750%	01/15/27	115	117,565
			1,494,088
Iron/Steel — 0.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada),
Sr. Sec’d. Notes, 144A
8.750%	07/15/26	85	87,044
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	85	89,675
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	165	166,650
5.000%	12/15/26	120	125,700
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	100	115,250
6.875%	11/10/39	200	254,752
			839,071
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	465	488,250
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	73	74,158
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	200	225,256
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26(a)	305	319,487

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	35	$ 35,963
5.500%	03/01/25	255	268,464
			1,411,578
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	220	231,275
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	200	206,102
Granite Holdings US Acquisition Co.,
Gtd. Notes, 144A
11.000%	10/01/27	65	62,725
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	140	148,925
Wabtec Corp.,
Gtd. Notes
4.950%(c)	09/15/28	400	441,073
			858,825
Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	205,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	125	126,901
5.375%	05/01/25	220	228,250
5.750%	02/15/26	510	539,070
5.875%	05/01/27	230	243,225
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	100	109,696
6.484%	10/23/45	200	243,365
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	150	220,135
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	200	204,821
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	200	210,480
5.500%	04/15/27	600	634,434
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28	200	225,230
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	110	114,125
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	90	93,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	165	$ 163,556
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29(a)	150	171,336
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	30	32,400
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	30	31,200
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.500%	07/15/29	120	127,800
Nexstar Escrow, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	07/15/27	170	178,075
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	205	212,550
5.375%	04/15/25	360	373,050
5.375%	07/15/26	150	157,479
5.500%	07/01/29	90	96,075
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	200	209,500
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	45	43,733
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	225	237,938
5.375%	06/15/24	355	388,068
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	280	288,400
VTR Finance BV (Chile),
Sr. Sec’d. Notes
6.875%	01/15/24	200	205,750
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25	250	256,875
			6,572,142
Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	60	57,300
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	330	335,775
			393,075
Mining — 0.2%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	200	199,246

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23(a)	205	$ 201,925
Freeport-McMoRan, Inc.,
Gtd. Notes
5.000%	09/01/27	120	119,413
5.250%	09/01/29	115	114,641
5.400%	11/14/34	190	180,500
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	190	111,625
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	350	367,045
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes
7.250%	05/01/22	200	158,000
			1,452,395
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	140	147,700
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	155	155,098
			302,798
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	135	137,714
Oil & Gas — 0.7%
Callon Petroleum Co.,
Gtd. Notes
6.375%	07/01/26	160	156,136
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.400%	04/16/23	200	205,042
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	170	171,059
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	210	101,850
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24	200	213,000
Sr. Unsec’d. Notes, 144A
5.250%	11/06/29	200	230,665
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	211,723
Ensign Drilling, Inc. (Canada),
Gtd. Notes, 144A
9.250%	04/15/24	10	9,350
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	110	$ 110,275
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	300	372,811
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	300	337,125
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	160	160,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	150	161,206
Parkland Fuel Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/26(a)	180	190,125
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	190	192,795
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25	160	165,800
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	230	253,662
6.900%	03/19/49	370	424,390
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
4.750%	06/19/32	300	328,875
5.625%	06/19/47	350	415,625
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	300	289,797
Gtd. Notes, 144A
6.490%	01/23/27	92	95,965
6.840%	01/23/30	133	137,775
7.690%	01/23/50	155	161,587
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	200	188,489
Saka Energi Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.450%	05/05/24	200	200,951
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49	340	371,396
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	300	323,458
SM Energy Co.,
Sr. Unsec’d. Notes
6.750%	09/15/26	105	91,875
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
4.000%	08/15/26	200	208,752

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26	95	$ 97,375
			6,578,934
Oil & Gas Services — 0.0%
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	120	119,100
Packaging & Containers — 0.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	200	206,000
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	240	248,400
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	425	444,656
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	135	123,133
Mauser Packaging Solutions Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	90	85,077
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	245	250,819
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22	200	204,200
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/25	180	184,050
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	200	216,250
			1,962,585
Pharmaceuticals — 0.1%
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	157,069
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	79	79,988
6.125%	04/15/25(a)	360	373,050
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	300	314,153
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.900%	08/28/28	150	163,749
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%(c)	01/15/23	110	67,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	85	$ 90,206
			1,245,315
Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	320	372,909
AI Candelaria Spain SLU (Spain),
Sr. Sec’d. Notes
7.500%	12/15/28	250	284,065
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	375	417,236
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25	345	357,937
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	70	71,663
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	200	218,778
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27	200	209,498
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	300	318,943
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	150	166,662
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	300	311,250
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	75	73,315
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	200	211,622
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	231,896
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	301,465
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	400	411,340
5.875%	04/15/26	150	158,955
			4,117,534
Real Estate — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27(a)	120	111,482

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.550%	07/15/27	200	$ 210,602
3.800%	08/15/29	32	34,154
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24	285	294,975
5.375%	03/15/27	125	133,281
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/27	150	161,719
5.875%	01/15/26	80	85,113
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	420	462,643
5.375%	11/01/23	110	118,991
5.375%	04/15/26	20	21,997
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27	50	51,134
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	300	318,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	105	109,988
5.250%	08/01/26	150	157,162
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	175	180,038
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	420	434,700
			2,774,497
Retail — 0.2%
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	160	156,776
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	150	161,179
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/21	125	127,187
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	200	195,250
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	115	117,012
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26	375	396,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28(a)	205	$ 190,732
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	60	59,400
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24	150	154,312
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	41	40,898
PriSo Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	05/15/23(a)	155	145,700
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	85	86,488
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	35	36,926
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	95	98,103
			1,966,900
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	321	322,355
Broadcom, Inc.,
Gtd. Notes, 144A
4.750%	04/15/29	84	88,802
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	185	191,475
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	275	290,469
			893,101
Software — 0.3%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	185	192,400
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27(a)	185	192,622
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	250	266,875
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	81	85,222
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	200	209,500

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
5.000%	05/15/27	200	$ 209,500
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23	200	201,425
4.450%	11/03/45	100	126,287
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26	345	361,387
5.750%	08/15/25	110	115,363
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	160	166,400
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	200	209,005
			2,335,986
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	305	327,024
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	150	165,673
5.250%	03/01/37(a)	250	294,229
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	155	127,875
6.000%	06/15/25	110	99,550
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	190,000
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
9.500%	02/15/23	100	92,469
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	230	214,567
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	200	208,520
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	340	361,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	350	377,230
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	200	213,750
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/15/27	90	91,463
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27	375	403,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
6.500%	01/15/26	155	$ 166,654
			3,333,379
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	30	31,303
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	229,602
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
5.000%	01/25/47	200	233,000
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes, 144A
4.850%	11/17/27	340	372,403
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
4.350%	04/05/36	200	212,750
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes
7.250%	05/01/22	130	126,425
			1,174,180
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	207,752

Total Corporate Bonds (cost $81,243,064)			83,735,159
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	150	253,760
Illinois — 0.1%
City of Chicago,
General Obligation Unlimited, Series C, BABs
6.207%	01/01/36	215	287,283
New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	224,822

Total Municipal Bonds (cost $719,507)			765,865
Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	8	8,916
Series 2014-10, Class KM
3.500%	09/25/43	32	32,870

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2017-33, Class LB
3.000%	05/25/39		23	$ 23,618
Freddie Mac REMICS,
Series 3934, Class PG
3.000%	07/15/41		22	22,215
Series 4533, Class GA
3.000%	06/15/28		41	42,310
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41		9	9,761
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		10	10,626
Series 2019-03, Class MA
3.500%	10/25/58		20	20,464
Series 2019-03, Class MV
3.500%	10/25/58		10	10,619

Total Residential Mortgage-Backed Securities (cost $178,977)				181,399
Sovereign Bonds — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	09/30/29		200	198,596
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28		210	217,350
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%	12/31/38		292	114,613
5.875%	01/11/28		290	117,453
6.875%	01/26/27		300	125,703
7.125%	07/06/36		350	148,753
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	413	414,338
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
5.750%	03/26/26	EUR	100	111,584
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.750%	02/15/29		200	226,500
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		300	312,150
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	434	421,969
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		300	351,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		300	332,150
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	$ 210,752
7.450%	04/30/44		200	237,002
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49		200	213,002
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28		400	379,004
7.950%	06/20/24		250	255,002
8.875%	10/23/27		200	199,252
Sr. Unsec’d. Notes, 144A
9.500%	03/27/30		200	202,300
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		300	302,625
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		300	306,161
8.700%	03/01/49		300	322,500
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22		200	206,118
6.375%	04/11/31	EUR	100	113,206
7.600%	03/01/29		200	211,632
8.500%	01/31/47		200	211,541
Sr. Unsec’d. Notes, MTN
7.600%	03/01/29		200	211,632
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.375%	12/01/19		200	200,500
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	203,500
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		400	410,558
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	259,591
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	342,268
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.125%	06/01/50(a)		200	233,002
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		400	439,200
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		400	412,831
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		200	223,302
4.750%	01/08/26		200	220,517
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	2,048,000	152,558
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	100	109,404
5.750%(c)	12/31/32		176	172,626

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.125%	06/15/33		200	$ 192,520
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		200	261,502
8.000%	03/15/39		530	693,643
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
1.500%	09/30/34	EUR	100	108,730
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		200	209,426
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
4.000%	01/30/20		200	200,876
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M30
8.500%	11/18/38	MXN	800	45,656
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		400	434,504
Montenegro Government International Bond (Montenegro),
Sr. Unsec’d. Notes, 144A
2.550%	10/03/29	EUR	113	121,615
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		200	209,000
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	483	421,440
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		220	223,727
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	241,526
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		100	99,850
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	206,300
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	211,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	218,002
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50		200	226,700
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.125%	06/10/21		150	93,001
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		300	341,821
5.103%	04/23/48		200	255,500
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		200	221,500
4.817%	03/14/49		300	371,117
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		500	$ 484,388
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		200	199,230
5.750%	09/30/49		200	198,983
5.875%	06/22/30		200	213,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	12/08/26	EUR	103	121,218
4.625%	04/03/49	EUR	70	98,918
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31	EUR	161	182,098
Russian Federal Bond (Russia),
Bonds, Series 6224
6.900%	05/23/29	RUB	2,846	43,883
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		400	425,280
4.750%	05/27/26		800	873,477
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		800	904,845
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
4.500%	04/17/30		200	227,436
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		470	473,031
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	326,397
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	204,453
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		200	180,184
5.125%	02/17/28		300	277,201
6.125%	10/24/28		200	195,208
6.350%	08/10/24		200	203,560
6.875%	03/17/36		293	291,605
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
—%(p)	05/31/40		354	330,193
7.375%	09/25/32		200	200,854
7.750%	09/01/23		250	262,656
7.750%	09/01/25		350	367,062
7.750%	09/01/26		300	312,822
7.750%	09/01/27		200	207,992
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	597,870

Total Sovereign Bonds (cost $23,384,559)				24,067,045
U.S. Government Agency Obligations — 1.0%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42		169	174,055

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/46	544	$ 557,180
3.000%	12/01/46	193	197,785
3.500%	04/01/32	110	114,693
3.500%	08/01/32	225	234,647
3.500%	07/01/42	47	49,666
3.500%	08/01/46	324	337,186
4.000%	01/01/40	382	408,300
4.500%	08/01/46	117	124,317
Federal National Mortgage Assoc.
2.500%	TBA	275	277,293
3.000%	TBA	78	79,260
3.000%	TBA	309	316,237
3.000%	11/01/28	13	13,503
3.000%	09/01/32	267	274,141
3.000%	08/01/33	101	103,207
3.000%	09/01/34	74	75,746
3.000%	11/01/46	267	273,729
3.500%	03/01/42	257	269,515
3.500%	04/01/46	254	263,894
3.500%	06/01/46	580	602,887
4.000%	06/01/39	482	513,426
4.000%	03/01/45	260	280,052
4.000%	02/01/46	154	161,945
4.500%	TBA	425	447,771
5.000%	TBA	25	26,794
5.000%	11/01/33	74	81,533
5.000%	06/01/40	108	118,867
5.000%	10/01/41	151	166,217
Government National Mortgage Assoc.
3.000%	TBA	112	115,440
3.000%	TBA	312	320,410
3.000%	06/20/46	282	290,868
3.500%	TBA	205	212,267
3.500%	01/15/42	209	219,919
3.500%	04/20/46	119	123,992
3.500%	05/20/46	307	320,356
3.500%	08/20/49	50	51,786
4.000%	TBA	125	129,939
4.000%	05/20/49	222	231,398
4.000%	06/20/49	99	103,419
4.000%	07/20/49	50	51,881
4.500%	TBA	300	313,215
4.500%	04/20/49	184	192,641
5.000%	06/20/48	115	121,682

Total U.S. Government Agency Obligations (cost $9,224,492)			9,343,059
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bonds
3.000%	02/15/48	2,091	2,482,060
3.500%	02/15/39	1,289	1,614,674
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	4,220	4,175,646
0.375%	07/15/27	1,311	1,330,729
0.500%	01/15/28	415	424,223
0.625%	04/15/23	4,235	4,268,365
0.625%	01/15/24	825	837,145
0.625%	01/15/26(k)	6,473	6,630,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.625%	02/15/43	334	$ 339,983
0.750%	07/15/28	1,971	2,067,517
0.750%	02/15/42	4,377	4,601,051
0.750%	02/15/45	109	113,727
0.875%	01/15/29	1,343	1,424,623
1.000%	02/15/46	1,404	1,554,340
1.000%	02/15/49	101	113,276
1.750%	01/15/28	561	629,578
2.125%	02/15/40	474	626,715
2.375%	01/15/25	5,445	6,056,150
2.375%	01/15/27	674	778,152
2.500%	01/15/29	987	1,190,976
3.625%	04/15/28	2,595	3,325,611
3.875%	04/15/29	666	892,532
U.S. Treasury Notes
1.625%	11/30/20	1,795	1,791,354
2.375%	03/15/21	1,253	1,264,159
2.750%	05/31/23	820	854,081

Total U.S. Treasury Obligations (cost $48,047,670)			49,387,604

Total Long-Term Investments (cost $755,536,599)			788,834,640

	Shares
Short-Term Investments — 17.0%
Affiliated Mutual Funds — 17.0%
PGIM Core Ultra Short Bond Fund(w)	110,127,734	110,127,734
PGIM Institutional Money Market Fund (cost $42,638,648; includes $42,560,760 of cash collateral for securities on loan)(b)(w)	42,631,505	42,635,768

Total Affiliated Mutual Funds (cost $152,766,382)		152,763,502
Option Purchased*~ — 0.0%
(cost $8,243)		2,748

Total Short-Term Investments (cost $152,774,625)		152,766,250

TOTAL INVESTMENTS—104.6% (cost $908,311,224)		941,600,890

Liabilities in excess of other assets(z) — (4.6)%		(41,757,038)

Net Assets — 100.0%		$ 899,843,852

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PART CERT	Participation Certificates
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,727,864; cash collateral of $42,560,760 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.32, 6/20/2024 (cost $8,243)	Put	Goldman Sachs International	12/18/19	0.65%	CDX.NA.IG.32(Q)	1.00%(Q)	2,100	$2,748
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Dec. 2019	$ 3,017,000	$ (6,940)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	383,812	(5,197)
368	Mini MSCI EAFE Index	Dec. 2019	34,930,560	(199,131)
349	S&P 500 E-Mini Index	Dec. 2019	51,974,825	(616,213)
				(827,481)
Short Positions:
13	5 Year U.S. Treasury Notes	Dec. 2019	1,548,930	11,342
22	10 Year U.S. Ultra Treasury Notes	Dec. 2019	3,132,938	51,893
				63,235
				$(764,246)
A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/19	Goldman Sachs International	BRL	839	$ 220,314	$ 201,899	$ —	$ (18,415)
Expiring 10/02/19	Goldman Sachs International	BRL	301	72,279	72,433	154	—
Expiring 10/02/19	Goldman Sachs International	BRL	277	68,632	66,658	—	(1,974)
Expiring 10/02/19	Goldman Sachs International	BRL	262	62,914	63,048	134	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	746	179,138	179,520	382	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	645	157,895	155,215	—	(2,680)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	319	76,602	76,765	163	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	219	52,589	52,701	112	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	86	21,308	20,695	—	(613)
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	BRL	746	178,815	178,828	13	—
Czech Koruna,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	CZK	2,982	131,608	126,026	—	(5,582)
Euro,
Expiring 10/11/19	BNP Paribas S.A.	EUR	740	835,387	806,991	—	(28,396)
Expiring 10/11/19	Goldman Sachs International	EUR	81	91,173	88,362	—	(2,811)
Expiring 10/11/19	Goldman Sachs International	EUR	52	58,530	56,726	—	(1,804)
Expiring 10/11/19	Goldman Sachs International	EUR	41	45,867	44,726	—	(1,141)
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	EUR	38	42,492	41,454	—	(1,038)
Expiring 10/11/19	Merrill Lynch International	EUR	42	47,008	45,817	—	(1,191)
Expiring 10/11/19	Royal Bank of Scotland PLC	EUR	210	232,783	229,601	—	(3,182)
Expiring 10/11/19	UBS AG	EUR	228	251,426	248,575	—	(2,851)
Expiring 10/11/19	UBS AG	EUR	111	121,809	121,252	—	(557)
Expiring 10/11/19	UBS AG	EUR	77	87,025	83,779	—	(3,246)
Expiring 10/11/19	UBS AG	EUR	42	47,393	45,605	—	(1,788)
Expiring 10/11/19	UBS AG	EUR	27	30,138	28,979	—	(1,159)
Mexican Peso,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	MXN	1,152	58,864	58,281	—	(583)
Polish Zloty,
Expiring 10/11/19	BNP Paribas S.A.	PLN	81	21,459	20,201	—	(1,258)
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	PLN	498	131,619	124,202	—	(7,417)
Expiring 10/11/19	Merrill Lynch International	PLN	251	66,511	62,599	—	(3,912)
South African Rand,
Expiring 10/11/19	Merrill Lynch International	ZAR	861	60,693	56,777	—	(3,916)
Expiring 10/11/19	UBS AG	ZAR	867	61,940	57,161	—	(4,779)
Turkish Lira,
Expiring 10/11/19	BNP Paribas S.A.	TRY	252	43,691	44,452	761	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	TRY	637	111,161	112,364	1,203	—
Expiring 10/11/19	Merrill Lynch International	TRY	616	103,345	108,660	5,315	—
				$3,772,408	$3,680,352	8,237	(100,293)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	AUD	598	$ 418,676	$ 403,832	$ 14,844	$ —
Expiring 10/11/19	UBS AG	AUD	14	9,520	9,453	67	—
Brazilian Real,
Expiring 10/02/19	Charles Schwab and Co., Inc.	BRL	319	80,627	76,765	3,862	—
Expiring 10/02/19	Goldman Sachs International	BRL	839	201,470	201,900	—	(430)
Expiring 10/02/19	Goldman Sachs International	BRL	301	74,755	72,434	2,321	—
Expiring 10/02/19	Goldman Sachs International	BRL	277	66,516	66,658	—	(142)
Expiring 10/02/19	Goldman Sachs International	BRL	262	62,679	63,048	—	(369)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	746	179,435	179,520	—	(85)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	645	154,884	155,214	—	(330)
A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	219	$ 54,356	$ 52,701	$ 1,655	$ —
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	86	20,651	20,695	—	(44)
Canadian Dollar,
Expiring 10/11/19	Morgan Stanley Capital Services LLC	CAD	563	430,828	425,079	5,749	—
Czech Koruna,
Expiring 10/11/19	Barclays Bank PLC	CZK	1,017	43,821	42,980	841	—
Expiring 10/11/19	BNP Paribas S.A.	CZK	918	39,885	38,797	1,088	—
Euro,
Expiring 10/11/19	BNP Paribas S.A.	EUR	628	711,420	685,076	26,344	—
Expiring 10/11/19	BNP Paribas S.A.	EUR	138	155,664	150,373	5,291	—
Expiring 10/11/19	Credit Suisse Securities (USA) LLC	EUR	100	109,566	109,088	478	—
Expiring 10/11/19	Goldman Sachs International	EUR	116	131,609	126,542	5,067	—
Expiring 10/11/19	Goldman Sachs International	EUR	101	111,089	110,179	910	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	EUR	56	63,517	61,090	2,427	—
Expiring 10/11/19	Merrill Lynch International	EUR	21	23,820	22,909	911	—
Expiring 10/11/19	Morgan Stanley Capital Services LLC	EUR	105	119,077	114,527	4,550	—
Expiring 10/11/19	State Street Global Markets	EUR	111	120,939	120,614	325	—
Expiring 10/11/19	UBS AG	EUR	161	181,734	175,632	6,102	—
Expiring 10/11/19	UBS AG	EUR	52	56,981	56,726	255	—
Indonesian Rupiah,
Expiring 10/21/19	Barclays Bank PLC	IDR	2,159,104	150,324	151,748	—	(1,424)
Japanese Yen,
Expiring 10/15/19	Merrill Lynch International	JPY	100,000	926,230	925,818	412	—
Mexican Peso,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	MXN	1,200	61,300	60,693	607	—
New Zealand Dollar,
Expiring 10/11/19	HSBC Bank USA, N.A.	NZD	22	14,388	13,780	608	—
Expiring 10/11/19	Royal Bank of Scotland PLC	NZD	635	420,332	397,755	22,577	—
Polish Zloty,
Expiring 10/11/19	BNP Paribas S.A.	PLN	309	80,237	77,065	3,172	—
Expiring 10/11/19	BNP Paribas S.A.	PLN	171	43,391	42,648	743	—
Expiring 10/11/19	Charles Schwab and Co., Inc.	PLN	175	45,451	43,645	1,806	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	PLN	174	44,152	43,396	756	—
Russian Ruble,
Expiring 10/28/19	JPMorgan Chase Bank, N.A.	RUB	2,814	42,357	43,225	—	(868)
South African Rand,
Expiring 10/11/19	HSBC Bank USA, N.A.	ZAR	789	55,747	52,002	3,745	—
Turkish Lira,
Expiring 10/11/19	BNP Paribas S.A.	TRY	295	49,215	52,037	—	(2,822)
Expiring 10/11/19	BNP Paribas S.A.	TRY	252	43,242	44,452	—	(1,210)
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	TRY	320	53,194	56,446	—	(3,252)
				$5,653,079	$5,546,542	117,513	(10,976)
						$125,750	$(111,269)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27